Basis of Preparation	2 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Statements [Line Items]
Basis of Preparation
2. BASIS OF PREPARATION
In preparing these unaudited condensed consolidated interim financial statements, the Group has adopted all the applicable extant accounting standards issued by the IASB and all the applicable extant interpretations issued by the IFRIC up to September 30, 2021.
These unaudited condensed consolidated interim financial statements were authorized for issue by the Board of Directors (the “Board”) on November 8, 2021 and have been prepared on a going concern basis.
In 2021, subsequent to the merger transaction with CIIG, the Group has revised its near term and long term business plan, updating planning assumptions for the latest understanding of the cost of completing research and development activities, working capital, capital expenditure, operating expenditure, average selling price, bills of materials and revenues. Management have considered the Group’s cashflow forecasts for the period to 31 December 2022 being the period assessed for going concern purposes together with reasonably possible downside scenarios reflecting the Group’s early stage of development and production and the uncertainties that may result in delays to production milestones or lower order levels. In addition to the cash in hand as at September 30, 2021 of EUR 380,699,000, management has determined that in order to deliver the updated business plan and meet the proposed production timelines the Group needs to raise additional funds and is exploring a range of options including an offering of securities. Arrival cannot be certain that additional funds will be available to it on favorable terms when required, or at all.
Whilst Management has strong indications that funding options will be successful, in the event the Group is not able to secure the necessary funding, the Group has prepared a restricted business plan, which would reduce the number of vehicles and planned microfactories to start production in 2022. The Restricted Plan shows that the Group can continue its operations and commence vehicle production in 2022 without additional funding. In this restricted business plan, the Group expects to start generating revenues in Q3 2022 and commence generating positive net cash flows in Q1 2023. By adopting this plan, the Group will be able to continue on a going concern basis in the absence of additional funding for a period of at least 12 months from the date of approval of these unaudited condensed consolidated interim financial statements.
The Group will continue on the base business plan so long as it is assessed that there is a probable likelihood of successful completion of the proposed fund raising. In the event that, at any point, Management assess that the fund raising is not likely to be successful on the time and scale planned, then the Group will immediately adopt the restricted plan and no later than Q1 2022 such that the Group is able to continue operating on a going concern basis.
Accordingly, Management are satisfied it is appropriate to adopt the going concern basis of accounting in the preparation of these unaudited condensed consolidated interim financial statements.
These unaudited condensed consolidated interim financial statements are presented in euro (EUR) which is the functional currency of the Company.
Arrival was incorporated on October 27, 2020 and had no material operations. As a result of the reorganisation, it become the parent company of Arrival Luxembourg S.á r.l., the operating company, as of March 23, 2021. As noted above, the transaction with CIIG was accounted for as a reverse merger. In accordance with IFRS 2 for reverse merger, the unaudited condensed consolidated interim financial statements of the Group presented as of September 30, 2020 are a continuation of those of Arrival Luxembourg S.á r.l. consolidated financial statements which were prepared in accordance with the IFRS as issued by IASB for the immediately preceding financial year and activity prior to the transaction date is presented, being that of Arrival Luxembourg S.á r.l.. The net assets (predominantly cash & cash equivalents) acquired from CIIG at the transaction date are included only from the date of merger.
Significant accounting policies
The accounting policies applied in these unaudited condensed consolidated interim financial statements are the same as those applied in the Consolidated financial statements of Arrival Luxembourg S.á r.l. as at and for the year ended December 31, 2020, with an exception, the adoption of the new standards that have become effective as from January 1, 2021. The new standards and the amendment to them
t
hat become effective as of January 1, 2021, did not have any impact on the amounts recognised in prior periods as the Group did not have any transactions which required the application of these standards.

2. BASIS OF PREPARATION
The Group’s financial year is from January 1 to December 31, which is also the annual closing date of the individual entities’ financial statements which have been incorporated into the Group’s consolidated financial statements.
Statement of compliance
The consolidated financial statements of the Company have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).
These consolidated financial statements were approved and authorised for issue by the Board of Directors (the “Board”) on April 30, 2021.
Basis of measurement
The consolidated financial statements have been prepared
under
historical cost basis.
Going concern
The consolidated financial statements have been prepared on a going concern basis.
In determining the appropriate basis of preparation for the consolidated financial statements for the years
ended December 31, 2020, 2019 and 2018 the Board is required to consider whether the Group will be able to operate within the level of available cash and funding for the foreseeable future, being a period of at least 12 months following the approval of the consolidated financial statements.
The Company was incorporated in October 2015 and has a limited operating history and expects to incur significant expenses and continuing losses for the foreseeable future. The Group has not yet manufactured or sold any production vehicles to customers so has generated no revenue to date. As the Group attempts to transition from research and development activities to commercial production and sales, there is a degree of uncertainty in preparing the Group’s forecasts and the Group has limited insight into trends that may emerge and affect the Group’s business. The estimated costs and timelines that the Group has developed to reach full scale commercial production are subject to inherent risks and uncertainties involved in the transition from a start-up
company focused on research and development activities to the large-scale manufacture and sale of vehicles. There can be no assurance that the Group’s estimates related to the costs and timing necessary to complete design and engineering of its electric vehicles and to tool its microfactories will prove accurate. These are complex processes that may be subject to delays, cost overruns and other unforeseen issues.
For example, the tooling required within the Group’s microfactories may be more expensive to produce than predicted, or have a shorter lifespan, resulting in additional replacement and maintenance costs, particularly relating to composite panel tooling. Similarly, the Group may experience higher raw material waste in the composite process than it expects, resulting in higher operating costs and hampering its ability to be profitable.
The Board concluded that it is appropriate to adopt the going concern basis, having undertaken an assessment of the financial forecast, key uncertainties and sensitivities, including any potential impact of
COVID-19.
The forecast prepared to April 30, 2022, demonstrates that the Group has adequate funds through funding from its immediate parent company, Arrival (‘the parent company’) to commence the build-out
of factories for buses planned in 2021, and vans planned in 2022, as well as to invest in R&D product development throughout the period and to procure materials sufficient to produce the planned trial bus fleet for customer development ahead of commercial launch in 2022.
Despite the high level of uncertainty as to how the
COVID-19
pandemic might evolve over 2021,
COVID-19
has had limited impact on the Group with sites having remained open for critical onsite engineering tasks and the remainder of the Company having continued to work remotely. The Group has seen some impact of the pandemic in the efficiency of the supply chain as certain suppliers have had to adjust production timescales through the lockdown, however, the Group has mitigated this where possible by bringing activities in-house
and adjusting schedules for prototype vehicle development where this has not been possible with no significant impact overall on the Business Plan. Notwithstanding this there is a higher degree of uncertainty than would usually be the case in making the key judgements and assumptions that underpin the Board’s financial forecasts.
As described in subsequent events note 25, since the year end the Shareholders of the Group have contributed their shares in the Group to Arrival in exchange for shares in Arrival, making Arrival the parent company of the Group. Following the successful completion of the merger transaction with CIIG Merger Corporation, which occurred on March 25, 2021, Arrival became listed on NASDAQ and raised USD 611,518,000 net of all transaction expenses. The Group relies on the support of its new parent company to fund its ongoing operations.
Having performed a sensitivity analysis over the costs of setting up the microfactories and costs of raw materials, the Board has concluded that in the forecasts in a severe but plausible downside scenario there is still sufficient cash available from its parent company to fund its operations in the forecast period. Those forecasts are dependent on the parent company providing financial support during that period. The parent company has indicated its intention to make available such funds as are needed by the Group for the period covered by the forecasts. As with any Group placing reliance on other group entities for financial support, the Directors acknowledge that there can be no certainty that this support will continue although, at the date of approval of these financial statements, they have no reason to believe that it will not do so.
The Board is confident that the Group has sufficient funds to continue to be able to realise its assets and discharge its liabilities as they fall due for a period of at least 12 months from the date of approval of the financial statements and therefore the financial statements have been prepared on a going concern basis.
Functional and presentation currency
The consolidated financial statements are presented in euro (EUR) which is the functional currency of the Company, rounded to the nearest thousand, unless otherwise stated.
Restatement of cash flow statement
The Group identified errors in the statement of cash flows for the years ended December 31, 2019 and 2018 relating to prepayments of intangible assets of EUR 4,644 and EUR 889, and grants received for the development of intangible assets of EUR 844 and nil, which were previously included as cash flows from operating activities and have been reclassified as cash flows from investing activities. This reclassification had no impact on the Company’s operating results or financial positions for the respective years.

F-11
Adoption of new and revised International Financial Reporting Standards
The following Standards, Amendments to Standards and Interpretations have been issued and adopted by the Group as of the effective date.

Effective date	New standards or amendments
January 1, 2020	Amendments to References to Conceptual Framework in IFRS Standards
IFRS 3 – Definition of a Business
IAS 1 and IAS 8 – Definition of Material
IFRS 9, IAS 39 and IFRS 7 – Interest rate benchmark Reform

June 1, 2020	Amendments to IFRS 16 Leases COVID-19 – Related Rent Concessions

January 1, 2019	IFRIC 23 – Uncertainty over Tax Treatments
IFRS 16 – Leases
IFRS 9 – Prepayments Features with Negative Compensation
Annual improvements to IFRSs 2015-2017 Cycle (Amendments to IFRS3, IFRS 11, IAS 12 and IAS 23)
The Group had to change its accounting policies as a result of adopting IFRS 16 (see note 3 – Leases). The Group elected to adopt these new rules applying the modified retrospective approach effect. The cumulative effect of adopting IFRS 16 is recognised as an adjustment to the opening balance of retained earnings as of January 1, 2019, with no restatement of comparative information.
All other new standards and the amendments listed above did not have any impact on the amounts recognised in prior periods and have not materially affected the current consolidated financial statements.
Analysis on the New Standards adopted by the Group:
Implementation of Standard that has an impact on the consolidated financial statements

•	IFRS 16 “Leases”
IFRS 16 replaces existing leases guidance including IAS 17 Leases, IFRIC 4 Determining whether an Arrangement contains a Lease,
SIC-15
Operating Leases – Incentives and
SIC-27
Evaluating the Substance of Transactions Involving the Legal Form of a Lease. The standard introduces a single, on-
balance sheet lease accounting model for lessees. IFRS 16 applies a control model to the identification of leases, distinguishing between leases and service contracts on the basis of whether there is an identified asset controlled by the customer. The previous distinction between operating and finance leases is removed for lessees. Instead, a lessee recognised a right-of-use
asset representing its right to use the underlying asset and a lease liability representing its obligation to make lease payments. There are recognition exemptions for short-term leases and leases of low value items.
On transition to IFRS 16, the Group recognised additional
right-of-use
assets, and additional lease liabilities, recognising the difference in retained earnings. The Group has used a number of practical expedients when applying IFRS 16 to leases previously classified as operating leases under IAS 17. In particular, the Group did not recognise right-of-use
assets and liabilities for leases for which the lease term ends within 12 months of the

Adoption of new and revised International Financial Reporting Standards
(continued)

•	IFRS 16 “Leases” (continued)

date of initial application. In addition, we excluded initial direct costs from the measurement of the right-of-use
asset as at the date of initial application and the Group used hindsight when determining the lease terms.
On transition to IFRS, the Group elected to apply the practical expedient to grandfather the assessment of which transactions are leases. The Group applied IFRS 16 only to contracts that were previously identified as leases. Contracts that were not identified as leases under IAS 17 and IFRC 4 were not reassessed for whether there is a lease under IFRS 16.
The impact on transition is summarised below:

In thousands of euro	January 1, 2019
The impact at transition
Right of use assets – property plant and equipment	5,720
Lease liability	(6,195)
Retained earnings	475
The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated and the cumulative effect of initially applying IFRS 16 is recognised in retained earnings at the date of initial application.

In thousands of euro
Lease liabilities at transition
Operating lease commitments at December 31, 2018 as disclosed under IAS 17	14,847
Discounted using the incremental borrowing rate at January 1, 2019*	6,195
Lease liabilities recognised at January 1, 2019	6,195

*
When measuring lease liabilities for leases that were classified as operating leases, the Group discounted the lease payments using its incremental borrowing rate at January 1, 2019. The weighted average of the incremental borrowing rate applied to the lease liabilities was 18.3%.

•	IFRS 16 “Leases” (continued)

The
following Standards, Amendments to Standards and Interpretations have been issued but are not effective for the year ended December 31, 2020:

January 1, 2021	IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 – Interest Rate Benchmark Reform – Phase 2
January 1, 2022	IFRS 3 – Amendments to References to Conceptual Framework
January 1, 2022	IAS 16 – Proceeds before intended use
January 1, 2022	IAS 37 – Cost of fulfilling a contract
January 1, 2023	IAS 1 – Classification of Liabilities as Current or Non-Current
January 1, 2023	IFRS 17 – Insurance Contracts
Available for optional adoption/effective date deferred indefinitely	IFRS 10 and IAS 28 – Sale or Contribution of Assets between Investor and its Associate or Joint Venture
The above-mentioned new standards, amendments and interpretations are not expected to have a significant impact on the consolidated financial statements.

Arrival Group [Member]
Statements [Line Items]
Basis of Preparation
2. BASIS OF PREPARATION
The Company’s financial year starts on January 1 and ends on December 31 of each year. The current financial statements present the financial data of the Company as from October 27, 2020 (date of incorporation) to December 31, 2020.
Statement of compliance
The financial statements of the Company have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).

These financial statements were approved and authorised for issue by the Board of Directors (the “Board”) on April 30, 2021.
Basis of measurement
The financial statements have been prepared under the historical cost basis.
Going concern
The financial statements have been prepared on a going concern basis.
In determining the appropriate basis of preparation for the financial statements for the period ended December 31, 2020 the Board is required to consider whether the Company will be able to operate within the level of available cash and funding for the foreseeable future, being a period of at least 12 months following the approval of the financial statements.
The Company was incorporated on October 27, 2020 and has a limited operating history.
The Company was incorporated on October 27, 2020 and has a limited operating history. The Company was incorporated for the purpose of merger transaction with CIIG Merger Corporation and as described in the subsequent events Note 10, the Shareholders of Arrival Luxembourg S.à r.l. have contributed their shares of Arrival Luxembourg S.à r.l in exchange for the shares in the Company, making the Company the parent company of Arrival Luxembourg S.à r.l and its subsidiaries.
Following the successful completion of the merger transaction with CIIG Merger Corporation, which occurred on March 25, 2021, the Company became listed on NASDAQ and raised USD 611,734,000 net of all transaction expenses. The cash as of March 31, 2021 of the Company was EUR 498,638,038.
The Company continues to operate as a holding company of Arrival Luxembourg S.à r.l. and its subsidiaries. The cash raised by the Company is forecast to be used by the Company and its subsidiaries to cover ongoing operations and therefore the Board have considered cashflow forecasts at the group level, having undertaken an assessment of the key uncertainties and sensitivities, including any potential impact of
COVID-19.
The forecast prepared to April 30, 2022 includes any cash outflows that would be required to cover any expenses and obligations of the Company.
Based on the above assessment, the Board is confident, that the Company has sufficient funds to continue to be able to realise its assets and discharge its liabilities as they fall due for a period of at least 12 months from the date of approval of the financial statements and therefore the financial statements have been prepared on a going concern basis.
Functional and presentation currency
The financial statements are presented in euro (EUR), rounded to the nearest thousand, unless otherwise stated.

Adoption of new and revised International Financial Reporting Standards
T
he following Standards, Amendments to Standards and Interpretations have been issued but are not effective for the year ended December 31, 2020:

January 1, 2021	IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 – Interest Rate Benchmark Reform – Phase 2
January 1, 2022	IFRS 3 – Amendments to References to Conceptual Framework
January 1, 2022	IAS 16 – Proceeds before intended use
January 1, 2022	IAS 37 – Cost of fulfilling a contract
January 1, 2023	IAS 1 – Classification of Liabilities as Current or Non-Current
January 1, 2023	IFRS 17 – Insurance Contracts
Available for optional adoption/effective date deferred indefinitely	IFRS 10 and IAS 28 – Sale or Contribution of Assets between Investor and its Associate or Joint Venture
The above-mentioned new standards, amendments and interpretations do not have a significant impact on the financial statements.
Cash and cash equivalents
Cash and cash equivalents, for the purpose of preparing the statement of cash flows, comprise cash in hand and at banks and short-term deposits expiring not more than three months after the acquisition date.
Share capital
Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of ordinary shares and share options which vest immediately are recognised as a deduction from equity, net of any tax effects.
Trade and other payables
Trade and other payables are initially recognised at their fair value and subsequently measured at amortised cost.
Trade and other payables are classified as current liabilities unless the Company has the right, unconditionally, to postpone the repayment of the liabilities for at least twelve months after the reporting date.
Taxation
Tax on the profit or loss for the period comprises current and deferred tax. Tax is recognised in the income statement except to the extent that it relates to items recognised directly in equity, in which case it is recognised in equity.
Current tax is the expected tax payable or receivable on the taxable income or loss for the year, using tax rates enacted or substantively enacted at the balance sheet date, and any adjustment to tax payable in respect of previous years.

Deferred tax is provided on temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. The following temporary differences are not provided for: the initial recognition of goodwill; the initial recognition of assets or liabilities that affect neither accounting nor taxable profit other than in a business combination, and differences relating to investments in subsidiaries to the extent that they will probably not reverse in the foreseeable future. The amount of deferred tax provided is based on the expected manner of realisation or settlement of the carrying amount of assets and liabilities, using tax rates enacted or substantively enacted at the balance sheet date.
A deferred tax asset is recognised only to the extent that it is probable that future taxable profits will be available against which the temporary difference can be utilised.
Events after the reporting date
Assets and liabilities are adjusted for events which occurred in the period between the reporting date and the date the financial statements are approved by the Board when such events provide evidence of conditions that existed at the end of the reporting period.